Schedule of Investments
November 30, 2024 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 84.20%

Beverages - 1.91%
The PepsiCo, Inc.	2,900	474,005

Biological Products (No Diagnostic Substance) - 2.64%
Gilead Sciences, Inc.	7,065	654,078

Bottled & Canned Soft Drinks & Carbonated Waters - 2.53%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	7,850	625,096

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 2.07%
The Kraft Heinz Co.	16,000	511,520

Computer & Office Equipment - 2.76%
International Business Machines Corp.	3,000	682,230

Construction Machinery & Equipment - 2.56%
Caterpillar, Inc.	1,560	633,532

Electric & Other Services Combined - 8.50%
Consolidated Edison, Inc.	5,405	543,689
Duke Energy Corporation	5,082	594,848
Exelon Corporation	14,100	557,796
Nisource, Inc.	10,700	407,563

		2,103,896

Electric Services - 8.12%
American Electric Power Co., Inc.	6,500	649,090
Entergy Corp.	4,800	749,616
The Southern Co.	6,850	610,541

		2,009,247

Guided Missiles & Space Vehicles & Parts - 2.73%
Lockheed Martin Corp.	1,275	674,998

Life Insurance - 3.34%
Manulife Financial Corp. (Canada)	25,700	825,741

National Commercial Banks - 8.88%
JPMorgan Chase & Co.	3,150	786,618
Regions Financial Corp.	31,600	861,416
Truist Financial Corp.	11,525	549,512

		2,197,546

Natural Gas Transmission - 3.24%
Kinder Morgan, Inc.	28,400	802,868

Petroleum Refining- 5.57%
BP plc ADR	12,965	380,004
Chevron Corp.	3,270	529,511
Phillips 66	3,500	468,930

		1,378,445

Pharmaceutical Preparations - 12.10%
AbbVie, Inc.	4,590	839,649
Bristol Myers Squibb Co.	9,970	590,423
Johnson & Johnson	3,485	540,210
Merck & Co., Inc.	6,415	652,021
Pfizer, Inc.	14,200	372,182

		2,994,485

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers- 1.44%
Dow, Inc.	8,050	355,891

Retail - Drug Stores and Proprietary Stores - 1.55%
CVS Health Corp.	6,400	383,040

Semiconductors & Related Devices - 3.14%
Broadcom, Inc.	4,800	777,984

Specialty Cleaning, Polishing And Sanitation Preparations - 2.62%
The Clorox Co.	3,620	648,921

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.74%
The Procter & Gamble Co.	2,575	430,463

State Commercial Banks - 2.63%
Citizens Financial Group, Inc.	13,500	649,890

Telephone Communications (No Radio Telephone) - 2.49%
Verizon Communications, Inc.	13,900	616,326

Trucking & Courier Services - 1.67%
United Parcel Service, Inc. Class B	3,050	413,946

Total Common Stock	(Cost $ 14,328,878)	20,844,145

Real Estate Investment Trusts - 9.81%

Crown Castle International Corp.	3,600	382,500
Iron Mountain, Inc.	7,800	964,626
Net Lease Office Properties	12,860	282,791
VICI Properties, Inc.	12,500	407,625
W.P. Carey, Inc.	6,835	390,005

Total Real Estate Investment Trusts	(Cost $ 1,657,074)	2,427,548

Money Market Registered Investment Companies - 5.59%

Federated Treasury Obligation Fund - Institutional Shares - 4.50% (3)	1,384,738	1,384,738

Total Money Market Registered Investment Companies	(Cost $ 1,384,738)	1,384,738

Total Investments - 99.60%	(Cost $ 17,370,690)	24,656,430

Other Assets Less Liabilities - 0.40%		98,870

Total Net Assets - 100.00%		24,755,300

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 29, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$24,656,430	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$24,656,430	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Variable rate security; the coupon rate shown represents the yield at November 29, 2024.